Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2020	May 31, 2023	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	2023	2022	2021	2020
Summary Compensation Table Total for CEO1 (b)	1,894,587	—	—	—
Compensation Actually Paid to CEO1 (c)(1)(2)	3,512,579	—	—	—
Summary Compensation Table Total for CEO2 (b)	1,505,027	—	—	—
Compensation Actually Paid to CEO2 (c)(1)(2)	2,233,003	—	—	—
Summary Compensation Table Total for CEO3 (b)	1,993,663	2,731,884	4,229,714	2,743,422
Compensation Actually Paid to CEO3 (c)(1)(2)	2,869,782	3,176,782.00	5,910,435.00	7,169,957
Summary Compensation Table Total for CEO4 (d)	—	—	—	708,219
Compensation Actually Paid to CEO4 (e)(1)(2)	—	—	—	489,192
Average Summary Compensation Table Total for Other NEOs (f)	1,096,559	867,997.00	819,180.00	872,311
Average Compensation Actually Paid to Other NEOs (g)(1)(2)	1,314,495	970,114.00	935,837.00	1,179,059
Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (h)(3)	110.26	107.10	126.82	136.11
Value of Initial Fixed $100 Investment Based On: Peer Group Total Shareholder Return (i)(3)	158.75	126.63	131.78	118.69
Net Income (j)(4)	49,411,000	(21,971,000)	23,732,000	(37,049,000)
Adjusted Operating Income (k)(5)	51,116,000	36,600,000	53,162,000	23,932,000

Company Selected Measure Name						Adjusted OI
Named Executive Officers, Footnote						James R. Ray served as our President and Chief Executive Officer (CEO1) in December 2023. Robert C. Griffin served as our interim President and Chief Executive Officer (CEO2) from May-December 2023. Harold Bevis served as our President and Chief Executive Officer (CEO3) from January-May 2023, for the full year for each 2022 and 2021, and from March-December 2020. Patrick Miller served as our Chief Executive Officer (CEO4) from January-March 2020. Our non-CEO named executive officers (NEOs) included (a) for 2023, Andy Cheung, Aneezal H. Mohamed, Richard Tajer, Kristin S. Mathers; (b) for 2021, Christopher H. Bohnert, Aneezal H. Mohamed, Richard Tajer, Kristin S. Mathers, Douglas F. Bowen; (c) and for 2020, Christopher H. Bohnert, Douglas F. Bowen, C. Timothy Trenary, and Edmund S. Carney.
Peer Group Issuers, Footnote						For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the "New Peer Group" as defined and used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, see "Compensation Structure" for peer groups detail.
Adjustment To PEO Compensation, Footnote	For each year, the values included in these columns for the compensation actually paid to our CEO1 and CEO2 and the average compensation actually paid to our non-CEO NEOs reflect the following adjustments to the values included in columns (c), (e) and (g), respectively.

	2023			2022	2021	2020
CEO	CEO 1	CEO 2	CEO 3	CEO 3	CEO 3	CEO 3	CEO 4
Summary compensation table (SCT) total for CEO (column (b) and (d))	$1,894,587	$1,505,027	$1,993,663	$2,731,884	$4,229,714	$2,743,422	$708,219
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	1,617,992	—			344,098	3,947,670	—
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	—	—	—	141,881	1,007,005		—
+vesting date fair value of equity awards granted and vested in the covered year	—	727,976	800,890	340,558	172,049	533,956	—
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	—	—	75,229	(37,541)	157,569	(55,091)	(219,027)
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—	—	—
+excess fair value for equity award modifications	—		—	—	—	—	—
Compensation Actually Paid to CEO (column (c) and (e))	$3,512,579	$2,233,003	$2,869,782	$3,176,782	$5,910,435	$7,169,957	$489,192

Non-PEO NEO Average Total Compensation Amount						$ 1,096,559	$ 867,997	$ 819,180	$ 872,311
Non-PEO NEO Average Compensation Actually Paid Amount						$ 1,314,495	970,114	935,837	1,179,059
Adjustment to Non-PEO NEO Compensation Footnote	For each year, the values included in these columns for the compensation actually paid to our CEO1 and CEO2 and the average compensation actually paid to our non-CEO NEOs reflect the following adjustments to the values included in columns (c), (e) and (g), respectively.

Average SCT total for other NEOs	2023	2022	2021	2020
Summary compensation table (SCT) total for other NEOs (column (f))	$1,096,559	$867,997	$819,180	$872,311
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	115,523	102,762	99,665	247,234
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	2,084	(6,249)	(7,591)	2,447
+vesting date fair value of equity awards granted and vested in the covered year	98,565	38,679	76,405	101,638
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	1,764	(22,795)	(22,988)	(446)
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	(10,280)	(28,834)	(44,125)
+excess fair value for equity award modifications		—	—	—
Compensation Actually Paid to other NEOs (column (g))	$1,314,495	$970,114	$935,837	$1,179,059

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Operating Income Margin
New Sales
Operating Working Capital % of Sales
Total Stockholder Return (TSR)
Return On Investment Capital (ROIC)

Total Shareholder Return Amount						$ 110.26	107.10	126.82	136.11
Peer Group Total Shareholder Return Amount						158.75	126.63	131.78	118.69
Net Income (Loss)						$ 49,411,000	$ (21,971,000)	$ 23,732,000	$ (37,049,000)
Company Selected Measure Amount						51,116,000	36,600,000	53,162,000	23,932,000
PEO Name	James R. Ray	Patrick Miller	Harold Bevis	Robert C. Griffin	Harold Bevis		Harold Bevis	Harold Bevis
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the "PvP Rules"), we are presenting the following information about the relationship between executive compensation actually paid and the Company's financial performance.

We disclose below pay versus performance information, including the relationship between executive compensation actually paid, as calculated by SEC rules, and the Company performance.
						Net income is rounded to the nearest thousand.Adjusted OI is calculated as described in Appendix A.
Measure:: 1
Pay vs Performance Disclosure
Name						Operating Income Margin
Measure:: 2
Pay vs Performance Disclosure
Name						New Sales
Measure:: 3
Pay vs Performance Disclosure
Name						Operating Working Capital % of Sales
Measure:: 4
Pay vs Performance Disclosure
Name						Total Stockholder Return (TSR)
Measure:: 5
Pay vs Performance Disclosure
Name						Return On Investment Capital (ROIC)
James R. Ray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 1,894,587
PEO Actually Paid Compensation Amount						3,512,579
Robert R. Griffin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,505,027
PEO Actually Paid Compensation Amount						2,233,003
Harold Bevis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,993,663	$ 2,731,884	$ 4,229,714	$ 2,743,422
PEO Actually Paid Compensation Amount						2,869,782	3,176,782	5,910,435	7,169,957
Patrick Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									708,219
PEO Actually Paid Compensation Amount									489,192
PEO | James R. Ray [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,617,992
PEO | James R. Ray [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | James R. Ray [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | James R. Ray [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | James R. Ray [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | James R. Ray [Member] | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						727,976
PEO | Robert R. Griffin [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert R. Griffin [Member] | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Harold Bevis [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								344,098	3,947,670
PEO | Harold Bevis [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	141,881	1,007,005
PEO | Harold Bevis [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						800,890	340,558	172,049	533,956
PEO | Harold Bevis [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						75,229	(37,541)	157,569	(55,091)
PEO | Harold Bevis [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0
PEO | Harold Bevis [Member] | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0
PEO | Patrick Miller [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Patrick Miller [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Patrick Miller [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Patrick Miller [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(219,027)
PEO | Patrick Miller [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Patrick Miller [Member] | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						115,523	102,762	99,665	247,234
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						2,084	(6,249)	(7,591)	2,447
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						98,565	38,679	76,405	101,638
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,764	(22,795)	(22,988)	(446)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(10,280)	(28,834)	(44,125)
Non-PEO NEO | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 0	$ 0	$ 0